Schedule of convertible notes and debentures (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Convertible notes and debentures	$ 3,744,123	$ 3,406,760	$ 1,568,220
Former CEO Convertible Loan Including Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Convertible notes and debentures	1,752,590	1,690,808	1,568,220
FAR Holdings Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Convertible notes and debentures	$ 1,991,533	$ 1,715,952